Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets	¥ 331,753,283	¥ 305,228,899	¥ 300,570,312
Consolidated assets, Cash and due from banks	33,283,032	33,924,340
Consolidated assets, Interest-earning deposits in other banks	45,266,680	40,646,920
Consolidated assets, Trading account assets	47,504,058	40,576,618
Consolidated assets, Investment securities	43,751,242	44,938,004
Consolidated assets, Loans	117,377,199	116,225,757
Total liabilities	316,008,767	289,244,151
Consolidated liabilities, Deposits	203,954,528	199,280,789
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	18,847,661	18,220,086
Consolidated assets, Cash and due from banks	846	7
Consolidated assets, Interest-earning deposits in other banks	30,047	23,655
Consolidated assets, Trading account assets	695,069	528,690
Consolidated assets, Investment securities	1,804,459	1,828,194
Consolidated assets, Loans	16,072,595	15,545,328
Consolidated assets, All other assets	244,645	294,212
Total liabilities	598,152	572,714
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings	30,831	20,535
Consolidated liabilities, Long-term debt	465,352	490,033
Consolidated liabilities, All other liabilities	101,969	62,146
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	25,725,510	25,992,862
Consolidated assets, Cash and due from banks	104,461	93,178
Consolidated assets, Interest-earning deposits in other banks	53,474	53,016
Consolidated assets, Trading account assets	705,661	533,792
Consolidated assets, Investment securities	2,094,026	1,891,525
Consolidated assets, Loans	22,502,475	23,097,643
Consolidated assets, All other assets	265,413	323,708
Total liabilities	25,108,870	25,171,410
Consolidated liabilities, Deposits	6,743,261	7,616,575
Consolidated liabilities, Other short-term borrowings	4,415,647	4,735,822
Consolidated liabilities, Long-term debt	11,839,934	12,007,173
Consolidated liabilities, All other liabilities	2,110,028	811,840
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	6,263,082	6,698,146
Consolidated assets, Cash and due from banks	102,781	92,310
Consolidated assets, Interest-earning deposits in other banks	31,625	26,101
Consolidated assets, Trading account assets	12,989	3,005
Consolidated assets, Investment securities	1,195,283	1,424,444
Consolidated assets, Loans	4,913,939	5,124,462
Consolidated assets, All other assets	6,465	27,824
Total liabilities	6,253,318	6,691,362
Consolidated liabilities, Other short-term borrowings	4,327,685	4,678,588
Consolidated liabilities, Long-term debt	1,478,921	1,552,572
Consolidated liabilities, All other liabilities	446,712	460,202
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	493,757	680,922
Consolidated assets, Interest-earning deposits in other banks	16,482	14,113
Consolidated assets, Trading account assets	314,074	477,239
Consolidated assets, Investment securities	34,121	18,118
Consolidated assets, All other assets	129,080	171,452
Total liabilities	15,817	6,852
Consolidated liabilities, Long-term debt	5,546	5,158
Consolidated liabilities, All other liabilities	10,271	1,694
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	204,047	203,458
Consolidated assets, Interest-earning deposits in other banks	2,658	2,214
Consolidated assets, Loans	119,348	127,243
Consolidated assets, All other assets	82,041	74,001
Total liabilities	114,357	114,469
Consolidated liabilities, Other short-term borrowings		609
Consolidated liabilities, Long-term debt	112,474	111,523
Consolidated liabilities, All other liabilities	1,883	2,337
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	249,529	279,327
Consolidated assets, Cash and due from banks	1,330	506
Consolidated assets, Trading account assets	42,052	53,346
Consolidated assets, Investment securities	118,776	137,509
Consolidated assets, Loans	86,859	86,753
Consolidated assets, All other assets	512	1,213
Total liabilities	251,056	277,179
Consolidated liabilities, Other short-term borrowings	65,965	48,014
Consolidated liabilities, Long-term debt	163,833	174,215
Consolidated liabilities, All other liabilities	21,258	54,950
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	10,956,261	10,208,496
Consolidated assets, Loans	10,933,580	10,183,624
Consolidated assets, All other assets	22,681	24,872
Total liabilities	10,924,830	10,167,632
Consolidated liabilities, Other short-term borrowings	16,008
Consolidated liabilities, Long-term debt	10,077,839	10,162,231
Consolidated liabilities, All other liabilities	830,983	5,401
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	7,527,539	7,888,210
Consolidated assets, Interest-earning deposits in other banks	654	8,953
Consolidated assets, Trading account assets	336,546	202
Consolidated assets, Investment securities	745,846	311,412
Consolidated assets, Loans	6,441,864	7,565,862
Consolidated assets, All other assets	2,629	1,781
Total liabilities	7,522,190	7,881,332
Consolidated liabilities, Deposits	6,743,261	7,616,575
Consolidated liabilities, All other liabilities	778,929	264,757
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets	31,295	34,303
Consolidated assets, Cash and due from banks	350	362
Consolidated assets, Interest-earning deposits in other banks	2,055	1,635
Consolidated assets, Investment securities		42
Consolidated assets, Loans	6,885	9,699
Consolidated assets, All other assets	22,005	22,565
Total liabilities	27,302	32,584
Consolidated liabilities, Other short-term borrowings	5,989	8,611
Consolidated liabilities, Long-term debt	1,321	1,474
Consolidated liabilities, All other liabilities	19,992	22,499
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(6,877,849)	(7,772,776)
Consolidated assets, Cash and due from banks	(103,615)	(93,171)
Consolidated assets, Interest-earning deposits in other banks	(23,427)	(29,361)
Consolidated assets, Trading account assets	(10,592)	(5,102)
Consolidated assets, Investment securities	(289,567)	(63,331)
Consolidated assets, Loans	(6,429,880)	(7,552,315)
Consolidated assets, All other assets	(20,768)	(29,496)
Total liabilities	(15,045,398)	(14,676,389)
Consolidated liabilities, Deposits	(703)	(50,396)
Consolidated liabilities, Other short-term borrowings	(2,526,893)	(2,996,041)
Consolidated liabilities, Long-term debt	(11,374,581)	(11,517,019)
Consolidated liabilities, All other liabilities	(1,143,221)	(112,933)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(9,465,320)	(9,922,307)
Consolidated liabilities, Deposits	(6,742,558)	(7,566,179)
Consolidated liabilities, Other short-term borrowings	(1,857,923)	(1,719,246)
Consolidated liabilities, Long-term debt	(1)	(121)
Consolidated liabilities, All other liabilities	¥ (864,838)	¥ (636,761)